Impairments of streams, royalties and other interests - Stornoway Diamonds (Canada) Inc (Details) - Renard $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Impairment of Streams, Royalties and other interests
Impairment amount	$ 20.2
Mineral interest
Impairment of Streams, Royalties and other interests
Impairment amount	8.5
Bridge loan receivable
Impairment of Streams, Royalties and other interests
Impairment amount	$ 11.7